EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
EQUITY

NOTE 8. EQUITY

Common Stock

The Company is authorized to issue 50,000,000 shares of common stock, par value $0.01 per share, of which 9,610,000 shares were issued and outstanding at March 31, 2024 and 9,550,000 were issued and outstanding at December 31, 2023.

During the year ended December 31, 2023, the CEO Jacqueline von Zwehl cancelled 7,880,000 shares, which was recorded to additional paid in capital for $78,800.

During the year ended December 31, 2023, the Company issued 2,100,000 shares of restricted common stock for services. Included were 15,000 shares of common stock issued to each of the following Board of Directors members, Douglas Balog, James Egan and Steven Ruhl and 595,000 shares to Christopher von Zwehl. Also included were 1,490,000 shares of common stock issued to third parties. The shares were valued at $4,200,000. The Company also issued 40,000 non-refundable shares of common stock, as a donation to charities, with fair market value of $80,000, or $2 per share, which was recorded in other expense.

During the year ended December 31, 2023, the Company began a private placement of up to 2,000,000 shares of common stock (the “Shares”), at a price of $2.00 per share. The Shares were offered by the Company only to investors that qualify as “accredited investors,” as that term is defined in Rule 501(a) of Regulation D promulgated by the Securities and Exchange Commission (SEC) under the Securities Act of 1933, as amended (the “Securities Act”). The price of the Shares was determined by the Company and such price did not necessarily bear any relation to the book value or other recognized criteria of value of the Company. The Company issued 290,000 shares of common stock under the provisions of the private placement for a total of $530,000. Related parties purchased $150,000 of the total for 75,000 shares of common stock.

On January 24, 2024, the Company collected $25,000 for subscription receivable, the subscription receivable balance as of March 31, 2024 is $0.

On February 15, 2024, the Company exercised the fifth extension to the loan with Greentree Financial, extending the maturity date of the loan to May 15, 2024, and issued 10,000 shares for the extension, the shares were valued at $20,000.

On March 1, 2024, the Company issued 50,000 shares of common stock under the provisions of the private placement for a total of $100,000. The Shares were offered by the Company to an existing investor who qualified as an “accredited investor,” as that term is defined in Rule 501(a) of Regulation D promulgated by the Securities and Exchange Commission (SEC) under the Securities Act of 1933, as amended (the “Securities Act”). The price of the Shares was determined by the Company and such price did not necessarily bear any relation to the book value or other recognized criteria of value of the Company.

Warrants

In June 2023, the Company entered into a consulting agreement with Chartered Services LLC (the “Consultant”). As compensation for signing this agreement, the Company issued to the Consultant warrants to purchase up to 300,000 shares of common stock at an exercise price of $2 per share, with such warrants expiring on July 23, 2028. The warrant was valued at approximately $361,724 using the Black Scholes pricing model relying on the following assumptions: volatility 69.13%; annual dividend rate 0%; discount rate 3.96%. The Consultant has agreed to exercise 100,000 of the 300,000 warrants to purchase shares of common stock they were provided upon the effectiveness of the registration statement.

The following is a continuity schedule for the Company’s outstanding warrants:

	Number of shares	Weighted Average Exercise Price
Outstanding, December 31, 2022	600,000	$2.00
Granted	300,000	2.00
Exercised	-	-
Cancelled	-	-
Outstanding, December 31, 2023	900,000	$2.00
Granted	-	-
Exercised	-	-
Cancelled	-	-
Outstanding, March 31, 2024	900,000	$2.00

As at March 31, 2024, the Company had the following warrants outstanding:

Granted	Number	Number	Exercise	Weighted Average	Expiry
Date	Outstanding	Exercisable	Price	Life (Years)	Date
9-Aug-21	400,000	400,000	$2.00	1.05	9-Aug-26
4-Aug-22	200,000	200,000	2.00	0.74	4-Aug-27
23-Jul-23	300,000	300,000	2.00	1.44	23-Jul-28
Total	900,000	900,000	$2.00	3.23

The Black Scholes Option Pricing Model assumptions used in the valuation of the warrants are outlined below. The stock price was based on recent issuances. Expected life was based on the expiry date of the warrants as the Company did not have historical exercise data of such warrants.

Stock price	$2
Expected volatility	69.13%
Expected life (years)	5 years
Risk-free interest rate (5-year U.S. treasury yield)	3.96%
Expected dividend yield	0

NOTE 9. EQUITY

Common Stock

The Company is authorized to issue 50,000,000 shares of common stock, par value $0.01 per share, of which 9,550,000 shares were issued and outstanding at December 31, 2023 and 15,000,000 were issued and outstanding at December 31, 2022.

During the year ended December 31, 2023, the CEO Jacqueline von Zwehl cancelled 7,880,000 shares, which was recorded to additional paid in capital for $78,800.

During the year ended December 31, 2023, the Company issued 2,100,000 shares of restricted common stock for services. Included were 15,000 shares of common stock issued to each of the following Board of Directors members, Douglas Balog, James Egan, Steven Ruhl and Tim Theriault and 595,000 shares to Christopher von Zwehl. Also included were 1,490,000 shares of common stock issued to third parties. The shares were valued at $4,200,000. The Company also issued 40,000 non-refundable shares of common stock, as a donation to charities, with fair market value of $80,000, or $2 per share, which was recorded in other expense.

During the year ended December 31, 2023, the Company began a private placement of up to 2,000,000 shares of common stock (the “Shares”), at a price of $2.00 per share. The Shares were offered by the Company only to investors that qualify as “accredited investors,” as that term is defined in Rule 501(a) of Regulation D promulgated by the Securities and Exchange Commission (SEC) under the Securities Act of 1933, as amended (the “Securities Act”). The price of the Shares was determined by the Company and such price did not necessarily bear any relation to the book value or other recognized criteria of value of the Company. The Company issued 290,000 shares of common stock under the provisions of the private placement for a total of $530,000. Related parties purchased $150,000 of the total for 75,000 shares of common stock.

In June 2023, the Company entered into a consulting agreement with Chartered Services LLC (the “Consultant”). As compensation for signing this agreement, the Company issued to the Consultant warrants to purchase up to 300,000 shares of common stock at an exercise price of $2 per share, with such warrants expiring on July 23, 2028. The warrant was valued at approximately $361,724 using the Black Scholes pricing model relying on the following assumptions: volatility 69.13%; annual dividend rate 0%; discount rate 3.96%. The Consultant has agreed to exercise 100,000 of the 300,000 warrants to purchase shares of common stock they were provided upon the effectiveness of the registration statement.

The following is a continuity schedule for the Company’s outstanding warrants:

	Number of shares	Weighted Average Exercise Price
Outstanding, December 31, 2021	400,000	$2.00
Granted	200,000	2.00
Exercised	-	-
Cancelled	-	-
Outstanding, December 31, 2022	600,000	$2.00
Granted	300,000	2.00
Exercised	-	-
Cancelled	-	-
Outstanding, December 31, 2023	900,000	$2.00

As at December 31 2023, the Company had the following warrants outstanding:

Grant Date	Number Outstanding	Number Exercisable	Exercise Price	Weighted Average Life (Years)	Expiry Date
9-Aug-21	400,000	400,000	$2.00	1.16	9-Aug-26
4-Aug-22	200,000	200,000	2.00	0.80	4-Aug-27
23-Jul-23	300,000	300,000	2.00	1.52	23-Jul-28
Total	900,000	900,000	$2.00	3.48

The Black Scholes Option Pricing Model assumptions used in the valuation of the warrants are outlined below. The stock price was based on recent issuances. Expected life was based on the expiry date of the warrants as the Company did not have historical exercise data of such warrants.

Stock price	$2
Expected volatility	69.13%
Expected life (years)	5 years
Risk-free interest rate (5-year U.S. treasury yield)	3.96%
Expected dividend yield	0